Borrowings	12 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
BORROWINGS
18.	BORROWINGS

The following table sets forth information of the bank borrowings:

	As of September 30,
	2025	2024
Borrowings – current	$2,002,648	$2,363,303
Borrowings – non current	43,725	427,421
Total borrowings	$2,046,373	$2,790,724

The borrowings consisted of the following at September 30, 2025:

Name	Principal Amount	Outstanding Amount	Borrowings current	Borrowings – non-current	Issuance Date	Expiration Date	Interest Rate
	RMB	RMB	US$	US$
WeBank	3,000,000	594,752	83,703	—	2024/3/17	2026/3/2	5.41%
WeBank	300,000	216,667	28,204	2,289	2024/09/18	2026/10/2	6.76%
WeBank	200,000	133,333	16,084	2,681	2024/11/13	2026/11/2	6.76%
China Everbright Bank Co., Ltd.	3,000,000	3,000,000	422,208	—	2024/11/18	2025/11/17	3.50%
Bank of China	7,000,000	7,000,000	985,152	—	2025/2/24	2026/2/24	3.10%
Chailease International Finance &Leasing Co.,Ltd.	4,000,000	1,511,860	212,773	—	2024/09/14	2026/08/22	6.26%
WeBank	1,000,000	333,333	46,912	—	2024/04/29	2026/4/24	10.98%
WeBank	800,000	342,857	48,252	—	2024/07/09	2026/06/24	12.60%
WeBank	260,000	202,222	24,394	4,066	2024/11/29	2026/11/24	12.30%
Youbo Financia Leasing (Shanghai) Co., Ltd.(1)	1,930,000	1,205,480	134,966	34,689	2024/12/16	2026/12/15	14.08%
Balance at end of year	21,490,000	14,540,504	2,002,648	43,725

(1)	On December 16 ,2024, the Company entered into a long-term loan agreement with Youbo Financia Leasing (Shanghai) Co., Ltd with a loan term of two years. The loan of RMB 1,930,000 bears a fixed interest rate of 14.08%. The loan is secured by a corporate guarantee from Ningbo Deloud Information Technology Co., Ltd. and four production lines are pledged as collateral for the financing arrangement.

The borrowings consisted of the following at September 30, 2024:

Name	Principal Amount	Outstanding Amount	Borrowings current	Borrowings – non-current	Issuance Date	Expiration Date	Interest Rate
	RMB	RMB	US$	US$
WeBank	3,000,000	1,784,256	169,503	84,751	2024/3/17	2026/3/2	5.41%
Agricultural Bank of China	8,000,000	8,000,000	1,139,991	—	2024/4/12	2025/4/12	Floating Interest rate (2)
China Zheshang Bank Co., Ltd.	1,000,000	1,000,000	142,499	—	2024/7/8	2025/01/08	L/C
China Zheshang Bank Co., Ltd.	1,000,000	1,000,000	142,499	—	2024/7/10	2025/01/10	L/C
China Zheshang Bank Co., Ltd.	1,000,000	1,000,000	142,499	—	2024/7/11	2025/01/11	L/C
Shenzhen Yidatong Commercial Factoring Co., Ltd	1,000,000	1,000,000	142,499	—	2024/9/19	2025/09/19	6.00%
WeBank	300,000	300,000	11,875	30,875	2024/09/18	2026/10/2	6.76%
Chailease International Finance & Leasing Co., Ltd.	4,000,000	3,795,167	325,369	215,438	2024/09/14	2026/08/22	6.26%
WeBank	1,000,000	904,762	81,428	47,500	2024/04/29	2026/4/24	10.98%
WeBank	800,000	800,000	65,141	48,857	2024/07/09	2026/06/24	12.60%
Balance at end of year	21,100,000	19,584,185	2,363,303	427,421

(2)	Based on the agreed LPR ± 25 basis points for each term. The LPR to be applied for each period shall be re-determined based on the LPR published on the business day immediately preceding the corresponding date of the first month of such period, as of the withdrawal date of the loan.

The non-current borrowings are repayable in two years. For the years ended September 30, 2025 and 2024, interest expense related to credit facilities was US$ 207,848 and US$ 202,693, respectively and are guaranteed by Gaokui Zhang, Director and Chief Operating Officer, Yi Lin, Wife of Gaokui Zhang and Weiqi Huang, Director, Chairman of the Board, Chief Executive Officer.